Stockholders' Equity - Schedule of Stockholders Equity Note Warrants (Details) (USD $)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Exercise Price	$ 0.50	$ 0.50	$ 0.50
Number of Warrants	363,000		363,000
Weighted Average Exercise Price	$ 0.50		$ 0.50
Weighted Average Remaining Life (in Years)			9 months 4 days